Related Party Transactions (Tables)	12 Months Ended
Nov. 30, 2020
Related Party Transactions [Abstract]
Schedule of Beneficial Ownership of Company's Common Stock by Related Party
As noted above, MiTAC Holdings and its affiliates in the aggregate beneficially owned approximately 18% of the Company’s outstanding common stock as of November 30, 2020. These shares are owned by the following entities:

As of November 30, 2020
MiTAC Holdings (1)	5,300
Synnex Technology International Corp. (2)	3,860

Total	9,160

1.
Shares are held via Silver Star Developments Ltd., a wholly-owned subsidiary of MiTAC Holdings. Excludes 190 shares held directly by Mr. Miau and 217 shares indirectly held by Mr. Miau through a charitable remainder trust, and 190 shares held by his spouse.

2.
Synnex Technology International Corp. (“Synnex Technology International”) is a separate entity from the Company and is a publicly-traded corporation in Taiwan. Shares are held via Peer Development Ltd., a wholly-owned subsidiary of Synnex Technology International. MiTAC Holdings owns a noncontrolling interest of 8.7% in MiTAC Incorporated, a privately-held Taiwanese company, which in turn holds a noncontrolling interest of 15.2% in Synnex Technology International. Neither MiTAC Holdings nor Mr. Miau is affiliated with any person(s), entity, or entities that hold a majority interest in MiTAC Incorporated.

Schedule of Related Party Transactions

	Fiscal Years Ended November 30,
	2020	2019	2018
Purchases of inventories and services	$211,858	$173,390	$217,430
Sale of products to MiTAC Holdings and affiliates	764	761	2,422
Reimbursements received (payments made) for rent and overhead costs for use of facilities by MiTAC Holdings and affiliates, net	(129)	(41)	71
The following table presents the Company’s receivable from and payable to MiTAC Holdings and its affiliates for the periods presented:

	As of November 30,
	2020	2019
Receivable from related parties (included in Accounts receivable, net)	$26,133	$4,388
Payable to related parties (included in Accounts payable)	49,603	23,179